Goodwill and other intangible assets - Intangible asset impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 45	$ 9	$ 0
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges	0	9	0
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 45	$ 0	$ 0